Consolidated Balance Sheets (Q2) (Parenthetical) - $ / shares	Jun. 30, 2024	Dec. 31, 2023
Temporary equity, par value (in dollars per share)	$ 0.0001	$ 0.0001
Temporary equity, shares authorized (in shares)	0	548,375
Temporary equity, shares outstanding (in shares)	0	435,120.513
Temporary equity, shares issued (in shares)	0	435,120.513
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	9,819,544.247	9,451,625
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	350,000,000	350,000,000
Common stock, shares issued (in shares)	17,816,238	5,397,597
Common stock, shares outstanding (in shares)	17,816,238	5,397,597
Series A Preferred Stock
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	180,455.753	0
Preferred stock, shares issued (in shares)	166,341.592	0
Preferred stock, shares outstanding (in shares)	166,341.592	0